Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating revenue:
Operating revenue	¥ 13,057,082	$ 1,839,052	¥ 9,865,811	¥ 11,380,525
Operating cost:
Operating cost	(8,544,012)	(1,203,398)	(6,831,095)	(5,631,251)
Gross profit	4,513,070	635,654	3,034,716	5,749,274
Operating expenses:
Total operating expenses	(2,633,972)	(370,987)	(2,700,269)	(2,678,851)
Others	7,774	1,095	61,321	113,480
Income before income tax expense	1,326,786	186,876	1,028,569	2,769,534
Income tax expenses	(260,841)	(36,739)	(202,640)	(435,418)
Net income	1,065,945	150,137	825,929	2,334,116
Less: net income attributable to non-controlling interests			6,177	193
Net income attributable to ordinary shareholders of the Company	1,065,945	150,137	819,752	2,333,923
Net cash (used in) / provided by operating activities	2,787,052	392,549	98,844	2,667,419
Net cash provided by/(used in) investing activities	2,334,452	328,800	(2,409,037)	414,615
Net cash provided by/(used in) financing activities	(3,852,432)	(542,605)	1,111,669	(1,779,534)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,272,986	179,296	(1,188,631)	1,278,908
Cash, cash equivalents and restricted cash at beginning of the year	2,930,183	412,708	4,118,814	2,839,906
Cash, cash equivalents and restricted cash at end of the year	4,203,169	$ 592,004	2,930,183	4,118,814
VIEs
Operating revenue:
Operating revenue	11,451,500		9,298,063	11,103,407
Operating cost:
Operating cost	(7,354,390)		(6,484,693)	(5,522,630)
Gross profit	4,097,110		2,813,370	5,580,777
Operating expenses:
Total operating expenses	(3,311,442)		(3,394,713)	(4,736,778)
Others	(448,109)		617,568	(369,200)
Income before income tax expense	337,559		36,225	474,799
Income tax expenses	(100,292)		(13,950)	(142,201)
Net income	237,267		22,275	332,598
Less: net income attributable to non-controlling interests			6,177	193
Net income attributable to ordinary shareholders of the Company	237,267		16,098	332,405
Net cash (used in) / provided by operating activities	1,412,861		537,019	(298,268)
Net cash provided by/(used in) investing activities	1,337,528		(2,062,379)	622,696
Net cash provided by/(used in) financing activities	(1,992,134)		(37,777)	656,269
Net increase/(decrease) in cash, cash equivalents and restricted cash	758,255		(1,563,137)	980,697
Cash, cash equivalents and restricted cash at beginning of the year	1,992,498		3,555,635	2,574,938
Cash, cash equivalents and restricted cash at end of the year	2,750,753		1,992,498	3,555,635
VIEs | Third-party
Operating revenue:
Operating revenue	11,264,532		9,297,734	11,091,978
Operating cost:
Operating cost	(7,354,363)		(6,484,657)	(5,520,994)
Operating expenses:
Total operating expenses	(1,766,810)		(1,764,902)	(1,689,151)
VIEs | Inter-group
Operating revenue:
Operating revenue	186,968		329	11,429
Operating cost:
Operating cost	(27)		(36)	(1,636)
Operating expenses:
Total operating expenses	(1,544,632)		(1,629,811)	(3,047,627)
Net cash (used in) / provided by operating activities	(1,479,554)		(1,526,808)	(4,137,522)
Net cash provided by/(used in) investing activities	(50,326)		(61,831)	150,468
Transfer of Shenzhen Lexin Financing Guarantee Co., Ltd from VIE to subsidiary			585,659
Net cash provided by/(used in) financing activities	250,005		(1,507,456)	2,431,307
VIEs | External Parties
Operating expenses:
Net cash (used in) / provided by operating activities	(2,242,139)		1,469,679	(1,775,038)
Net cash provided by/(used in) investing activities	1,387,854		(2,586,207)	472,228
Net cash provided by/(used in) financing activities	¥ 2,892,415		¥ 2,063,827	¥ 3,839,254